Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.7% OF NET ASSETS
ALABAMA 3.6%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	537,549
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,088,994
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,101,836
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,111,867
Black Belt Energy Gas District
RB Series 2022C-1	5.25%	06/01/25	1,175,000	1,175,000
RB Series 2024B	5.00%	10/01/55 (b)	2,500,000	2,605,695
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	1,998,528
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,515,664
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (b)	2,000,000	2,117,505
Southeast Alabama Gas Supply District
Refunding RB Series 2024B	5.00%	06/01/49 (b)	1,500,000	1,568,686
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (b)	2,000,000	1,956,779
RB Series 2022A-1	5.50%	01/01/53 (b)	2,000,000	2,110,462
				18,888,565
ARIZONA 1.3%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	3.00%	01/01/46 (b)(c)(d)	4,320,000	4,320,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,606,028
				6,926,028
CALIFORNIA 7.3%
Antelope Valley Community College District
GO Bonds Series 2025D	0.00%	08/01/45 (b)(e)	1,000,000	386,595
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,107,160
RB Series 2024C	5.00%	08/01/55 (a)(b)	1,000,000	1,042,062
California Municipal Finance Authority
Waste Management, Inc. RB Series 2020	3.75%	10/01/45 (b)	1,250,000	1,249,995
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,244,146

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Authority
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,054,617
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,380,280
Los Angeles Department of Water & Power
Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,036,455
Pasadena Public Financing Authority
Refunding RB Series 2024	0.00%	06/01/44 (b)(e)	1,000,000	398,133
Refunding RB Series 2024	0.00%	06/01/47 (b)(e)	825,000	275,235
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	2,545,000	2,720,364
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,681,338
San Diego Unified School District
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	1,024,345
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	1,183,059
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	757,029
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	900,633
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,483,402
RB Series 2019E	5.00%	05/01/40 (b)	425,000	429,096
Refunding RB Series 2022A	5.00%	05/01/30	800,000	847,403
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,808,199
State of California
Refunding GO Bonds Series 2024	4.00%	08/01/36 (b)	1,000,000	1,012,693
University of California
RB Series 2025CA	5.00%	05/15/37 (b)	2,500,000	2,773,826
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	3,250,000	3,541,864
				38,337,929
COLORADO 1.9%
Adams & Arapahoe Joint School District 28J Aurora
GO Bonds Series 2025	5.50%	12/01/25 (c)(f)	1,000,000	1,012,434
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,934,227
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,139,656
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,073,484
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	0.00%	08/01/31 (b)(e)	380,000	297,371
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(c)	610,000	579,181
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,409,011
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,631,273
				10,076,637
CONNECTICUT 1.2%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (b)	2,500,000	2,756,289

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	2,000,000	2,001,330
GO Bonds Series 2024B	4.00%	01/15/41 (b)	400,000	381,015
State of Connecticut Special Tax Revenue
RB Series 2024A-2	5.00%	07/01/38 (b)	1,000,000	1,089,596
				6,228,230
DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (b)	1,000,000	1,004,438
FLORIDA 6.3%
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,708,550
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,463,552
City of Jacksonville
Baptist Health System Obligated Group Refunding RB Series 2017	5.00%	08/15/34 (b)	910,000	930,954
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	0.00%	09/01/34 (b)(e)	1,005,000	677,107
State of Florida Cigarette Tax Revenue RB Series 2020A	0.00%	09/01/36 (b)(e)	800,000	482,126
State of Florida Cigarette Tax Revenue RB Series 2020A	0.00%	09/01/37 (b)(e)	855,000	484,091
State of Florida Cigarette Tax Revenue RB Series 2020A	0.00%	09/01/38 (b)(e)	1,000,000	531,545
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,162,457
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,016,336
Florida Development Finance Corp.
Brightline Trains Florida LLC Refunding RB Series 2024	5.50%	07/01/53 (b)	3,000,000	2,820,418
Florida Higher Educational Facilities Financial Authority
Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	703,653
Florida Insurance Assistance Interlocal Agency, Inc.
Florida Insurance Guaranty Association, Inc. RB Series 2023A-1	5.00%	09/01/25 (b)	2,750,000	2,760,403
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,076,651
BayCare Obligated Group Refunding RB Series 2024C	4.13%	11/15/51 (b)	1,000,000	851,250
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,000,608
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,000,611
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	2,946,729
Miami Beach Health Facilities Authority
Mount Sinai Medical Center of Florida Obligated Group Refunding RB Series 2014	5.00%	11/15/25 (b)	250,000	250,199
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/39 (b)	850,000	896,513
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	523,637
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	952,361
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/30	960,000	1,009,420
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)(f)	2,000,000	2,221,384

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tampa Bay Water
RB Series 2022	5.25%	10/01/47 (b)	1,500,000	1,563,655
Village Community Development District No. 15
Special Assessment Series 2023	4.38%	05/01/33 (b)	390,000	393,974
Special Assessment Series 2023	4.85%	05/01/38 (b)	495,000	498,020
Special Assessment Series 2023	5.25%	05/01/54 (b)	490,000	478,497
Special Assessment Series 2024	3.75%	05/01/29	250,000	248,084
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	243,553
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	233,866
				33,130,204
GEORGIA 2.8%
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.75%	04/01/53 (b)	500,000	525,610
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	553,158
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	1,515,000	1,513,554
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,097,646
RB Series 2023D	5.00%	05/01/54 (b)	1,250,000	1,298,881
RB Series 2024B	5.00%	12/01/54 (b)	2,000,000	2,107,192
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,085,006
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,605,705
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	792,170
				14,578,922
GUAM 0.2%
Guam Government Waterworks Authority
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	507,525
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	501,899
				1,009,424
HAWAII 0.3%
State of Hawaii Airports System Revenue
RB Series 2020A	4.00%	07/01/35 (b)	1,500,000	1,479,847
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	518,895
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(c)	500,000	528,659
				1,047,554
ILLINOIS 8.0%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	774,526

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,027,789
RB Series 2018A	5.00%	01/01/28	1,000,000	1,045,191
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,062,931
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,818,942
Chicago O’Hare International Airport
Refunding RB Series 2016A	5.00%	01/01/33 (b)	400,000	401,625
Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,007,229
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	633,602
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,798,664
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,498,015
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,036,398
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,545,555
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,609,255
City of Chicago Wastewater Transmission Revenue
Refunding RB Series 2024A	5.00%	01/01/40 (b)	1,000,000	1,051,292
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	920,798
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	976,422
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,349,849
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/26	700,000	706,251
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	405,598
Illinois State Toll Highway Authority
RB Series 2015A	5.00%	01/01/37 (b)	2,100,000	2,100,102
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	806,630
Kankakee River Metropolitan Agency
Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,328,452
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	5.00%	06/15/53 (b)	2,000,000	1,901,572
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	336,127
RB Series 2021	5.00%	10/01/30	325,000	344,255
Refunding RB Series 2020B	5.00%	04/01/29	400,000	419,526
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,035,716
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,593,278
GO Bonds Series 2021A	4.00%	03/01/40 (b)	2,000,000	1,817,191
GO Bonds Series 2023B	4.50%	05/01/48 (b)	500,000	446,291
GO Bonds Series 2024B	5.25%	05/01/45 (b)	500,000	510,289
GO Bonds Series 2024B	4.25%	05/01/46 (b)	1,000,000	890,721
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,536,976
Refunding GO Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,551,177
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	787,940
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,219,839
Village of Bellwood
Refunding GO Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,899,384
				42,195,398

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
INDIANA 0.3%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (b)(f)	600,000	598,995
Indiana Finance Authority
Republic Services, Inc. RB Series 2012	3.85%	05/01/28 (a)(b)	1,000,000	1,000,000
				1,598,995
IOWA 1.0%
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,055,363
KANSAS 0.5%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,694,908
KENTUCKY 1.4%
Commonwealth of Kentucky
COP Series 2015	5.00%	06/15/25	400,000	400,240
Kentucky Public Energy Authority
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,681,788
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,311,453
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,266,824
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(c)	750,000	576,328
				7,236,633
LOUISIANA 1.6%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,745,000	1,871,152
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,018,763
Louisiana Public Facilities Authority
Loyola University New Orleans RB Series 2023A	5.00%	10/01/38 (b)	1,000,000	1,015,066
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	516,683
State of Louisiana
GO Bonds Series 2015	4.00%	05/01/31 (b)	2,200,000	2,201,042
				8,622,706
MAINE 0.1%
City of Portland General Airport Revenue
Refunding RB Series 2019	5.00%	01/01/34 (b)	620,000	655,494
MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	824,282
State of Maryland
GO Bonds Series 2018A	3.13%	03/15/33 (b)	2,000,000	1,927,472
				2,751,754

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 2.7%
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,703,892
Beth Israel Lahey Health Obligated Group Refunding RB Series 2015F	5.00%	08/15/28 (b)	950,000	952,159
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,821,888
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/25	665,000	665,773
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/26	865,000	880,731
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,539,062
UMass Memorial Health Care Obligated Group Refunding RB Series 2016	5.00%	07/01/36 (b)	1,815,000	1,828,703
Massachusetts Housing Finance Agency
Refunding RB Series 2016-183	3.50%	12/01/46 (b)	220,000	219,660
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	655,000	658,477
				14,270,345
MICHIGAN 1.7%
Detroit Downtown Development Authority
Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,500,000	1,511,799
Great Lakes Water Authority Water Supply System Revenue
RB Series 2022B	5.25%	07/01/47 (b)	2,000,000	2,070,573
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	445,168
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	447,232
Michigan Finance Authority
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	792,751
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	785,905
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)(f)	1,500,000	1,591,857
Wayne County Airport Authority
Detroit Metropolitan Wayne County Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	550,186
Detroit Metropolitan Wayne County Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	625,199
				8,820,670
MINNESOTA 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,091,315
Minnesota Higher Education Facilities Authority
University of St. Thomas RB Series 2024A	5.00%	10/01/42 (b)	1,000,000	1,013,391
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(c)	1,665,000	1,786,770
				3,891,476
MISSISSIPPI 0.3%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/25	1,000,000	1,005,721
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	604,080
				1,609,801

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 2.0%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	2,400,000	2,456,762
Health & Educational Facilities Authority of the State of Missouri
Kansas City University RB Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,024,319
Kansas City University RB Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,073,312
Lutheran Senior Services Obligated Group RB Series 2021	4.00%	02/01/42 (b)	910,000	789,599
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	1,848,349
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/44 (b)	680,000	683,325
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,250,000	1,239,609
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/54 (b)	700,000	675,016
Missouri Housing Development Commission
RB Series 2017D	4.00%	05/01/47 (b)	235,000	235,179
RB Series 2018A	4.25%	05/01/49 (b)	695,000	698,651
				10,724,121
MONTANA 0.5%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	2,105,000	2,247,217
Refunding RB Series 2018A	4.00%	06/01/49 (b)	405,000	405,058
				2,652,275
NEBRASKA 0.5%
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,511,448
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,105,898
				2,617,346
NEVADA 0.6%
Carson City
Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/25	600,000	601,629
Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	623,036
Clark County School District
GO Bonds Series 2018A	4.00%	06/15/36 (b)	1,800,000	1,782,580
				3,007,245
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)(f)	1,500,000	1,618,108
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,033,050
				2,651,158
NEW JERSEY 5.5%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (b)	5,000,000	5,452,711
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (b)	2,500,000	2,766,154

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Authority
RB Series 2014BB-1	5.00%	06/15/33 (b)	3,500,000	3,642,212
RB Series 2019BB	5.00%	06/15/44 (b)	1,000,000	997,629
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,423,189
RB Series 2023BB	5.25%	06/15/50 (b)	2,000,000	2,044,190
RB Series 2024CC	5.00%	06/15/31	1,000,000	1,090,173
RB Series 2024CC	5.00%	06/15/38 (b)	1,000,000	1,059,312
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	2,859,760
Refunding RB Series 2023AA	4.25%	06/15/44 (b)	1,000,000	912,093
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,500,000	2,698,739
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,568,176
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,750,000	1,671,443
				29,185,781
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	570,000	570,714
NEW YORK 11.6%
City of New York
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	1,955,886
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	749,738
Metropolitan Transportation Authority
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	2,964,531
RB Series 2020C-1	4.75%	11/15/45 (b)	1,200,000	1,177,697
Refunding RB Series 2005D-1	3.00%	11/01/35 (b)(c)(d)	5,160,000	5,160,000
Nassau County Local Economic Assistance Corp.
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/25 (b)	500,000	500,485
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/26 (b)	250,000	250,219
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2013AA-6	3.00%	06/15/48 (b)(c)(d)	455,000	455,000
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,628,158
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,105,582
New York City Transitional Finance Authority
Future Tax Secured Revenue RB Series 2025H	5.00%	11/01/44 (b)	500,000	517,765
Future Tax Secured Revenue Refunding RB Series 2025F-1	5.00%	11/01/30	500,000	548,410
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2018S-3A	5.00%	07/15/35 (b)	2,000,000	2,074,070
Refunding RB Series 2018S-3A	5.00%	07/15/36 (b)	1,450,000	1,499,746
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2016E-4	3.00%	02/01/45 (b)(c)(d)	440,000	440,000
RB Series 2019A-2	5.00%	05/01/39 (b)	5,000,000	5,134,935
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)(f)	1,250,000	1,378,421
Montefiore Obligated Group RB Series 2024	5.25%	11/01/41 (b)	375,000	385,596
Northwell Health Obligated Group Refunding RB Series 2024A	4.00%	05/01/39 (b)	1,000,000	954,409
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/46 (b)	5,000,000	5,055,842
Personal Income Tax Revenue Refunding RB Series 2020D	5.00%	02/15/48 (b)	3,000,000	3,016,390
Rochester Institute of Technology RB Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,051,531

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29	1,250,000	1,348,573
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30	1,500,000	1,643,099
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	361,488
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	511,512
White Plains Hospital Obligated Group RB Series 2024	5.25%	10/01/49 (b)	750,000	751,302
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,775,813
Refunding RB Series 2024P	5.00%	01/01/38 (b)	500,000	543,131
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,050,920
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	3,250,000	3,185,359
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	2,003,337
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	2,937,599
RB Series 2022-236	5.00%	01/15/37 (b)	1,000,000	1,040,853
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,033,884
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	1,952,764
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,748,834
				60,892,879
NORTH CAROLINA 2.5%
County of Brunswick
GO Bonds Series 2018	3.20%	08/01/34 (b)	2,230,000	2,122,375
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,060,560
North Carolina Capital Facilities Finance Agency
Meredith College Refunding RB Series 2018	5.00%	06/01/25	500,000	500,000
Meredith College Refunding RB Series 2018	5.00%	06/01/26	1,735,000	1,740,392
Meredith College Refunding RB Series 2018	5.00%	06/01/30 (b)	1,000,000	1,000,425
Meredith College Refunding RB Series 2018	5.00%	06/01/31 (b)	1,305,000	1,302,681
Meredith College Refunding RB Series 2018	5.00%	06/01/32 (b)	1,255,000	1,244,583
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,369,648
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.13%	10/01/54 (b)	1,000,000	973,166
				13,313,830
OHIO 2.6%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	5,000,000	5,178,619
City of Cleveland Airport System Revenue
Refunding RB Series 2019B	5.00%	01/01/26	1,045,000	1,055,786
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	2,500,000	2,361,206
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	1,983,247
State of Ohio
University Hospitals Health System, Inc. Obligated Group Refunding RB Series 2018A	3.00%	01/15/46 (b)(c)(d)	3,200,000	3,200,000
				13,778,858

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.0%
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,011
OREGON 1.8%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/49 (b)	750,000	760,093
City of Seaside Transient Lodging Tax Revenue
RB Series 2018	5.00%	12/15/37 (b)	1,875,000	1,916,849
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	0.00%	06/15/34 (b)(c)(e)	300,000	203,624
GO Bonds Series 2019A	0.00%	06/15/35 (b)(c)(e)	265,000	170,049
GO Bonds Series 2019A	0.00%	06/15/36 (b)(c)(e)	420,000	254,000
GO Bonds Series 2019A	0.00%	06/15/37 (b)(c)(e)	500,000	284,936
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,100,396
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	2,000,000	1,878,335
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(c)	340,000	351,450
GO Bonds Series 2017	5.00%	06/15/30 (b)(c)	300,000	309,775
GO Bonds Series 2017	5.00%	06/15/32 (b)(c)	350,000	360,525
GO Bonds Series 2017	5.00%	06/15/33 (b)(c)	520,000	534,563
GO Bonds Series 2017	5.00%	06/15/34 (b)(c)	350,000	359,009
GO Bonds Series 2017	5.00%	06/15/35 (b)(c)	410,000	419,707
GO Bonds Series 2023B	0.00%	06/15/53 (b)(c)(e)	1,600,000	357,211
				9,260,522
PENNSYLVANIA 3.7%
City of Philadelphia
Refunding GO Bonds Series 2019A	5.00%	08/01/25	745,000	747,231
Delaware Valley Regional Finance Authority
RB Series 2024B	3.00%	09/01/59 (b)(c)(d)	3,000,000	3,000,000
Lancaster County Hospital Authority
Penn State Health Obligated Group RB Series 2021	5.00%	11/01/46 (b)	1,000,000	997,212
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (b)	2,000,000	2,100,906
Waste Management Obligated Group RB Series 2013	4.10%	08/01/45 (b)	1,000,000	1,000,478
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	5.25%	11/01/40 (b)	1,000,000	1,058,542
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	2,000,000	1,794,862
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	700,104
Refunding RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,026,155
Refunding RB Series 2022B	5.25%	12/01/52 (b)	750,000	771,775
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,209,074
Pocono Mountains Industrial Park Authority
St. Luke’s Hospital Obligated Group RB Series 2015A	5.00%	08/15/40 (b)	2,000,000	1,987,582

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Redevelopment Authority of the City of Philadelphia
RB Series 2023B	5.00%	09/01/43 (b)	3,000,000	3,083,893
				19,477,814
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (b)	3,321,000	3,120,264
RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,069,351
Lifespan Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	784,309
Lifespan Obligated Group RB Series 2024	5.00%	05/15/39 (b)	600,000	623,322
Lifespan Obligated Group RB Series 2024	5.00%	05/15/44 (b)	565,000	571,482
				4,048,464
SOUTH CAROLINA 2.2%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	425,001
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	568,353
South Carolina Jobs-Economic Development Authority
Novant Health Obligated Group RB Series 2024A	4.25%	11/01/47 (b)	2,000,000	1,829,769
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,022,876
RB Series 2025A	5.00%	12/01/36 (b)	250,000	271,237
RB Series 2025A	5.00%	12/01/40 (b)	375,000	390,999
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,758,866
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	997,551
Refunding RB Series 2025B	5.00%	12/01/28	500,000	532,084
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)(f)	1,605,000	1,578,482
				11,375,218
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Sanford Obligated Group Refunding RB Series 2015	5.00%	11/01/26 (b)	1,000,000	1,007,112
TENNESSEE 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/48 (b)	1,500,000	1,512,573
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,532,252
RB Series 2022B	5.50%	07/01/52 (b)	1,250,000	1,289,935
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,042,131
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	485,000	522,375
				5,899,266

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 14.0%
Central Texas Regional Mobility Authority
RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,101,548
RB Series 2015A	5.00%	01/01/30 (b)(g)	1,520,000	1,522,390
City of Allen
Refunding GO Bonds Series 2024	5.00%	08/15/37 (b)	1,000,000	1,085,131
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,090,555
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	500,000	536,742
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	4,000,000	4,079,388
City of Dallas
Special Tax Series 2023	6.00%	08/15/53 (b)	5,000,000	5,006,682
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,329,201
City of Houston Airport System Revenue
RB Series 2018A	5.00%	07/01/25	1,000,000	1,001,039
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	429,014
RB Series 2025	5.00%	02/15/41 (b)	250,000	264,937
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	1,882,988
Refunding GO Bonds Series 2019	3.00%	08/01/35 (b)	1,445,000	1,300,740
City of San Antonio Electric & Gas Systems Revenue
RB Series 2024A	5.25%	02/01/49 (b)	500,000	520,811
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	384,425
GO Bonds Series 2023	4.25%	08/01/43 (b)	500,000	475,439
Falls City Independent School District
GO Bonds Series 2014	5.00%	08/15/30 (b)(c)	930,000	930,975
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	3,000,000	2,694,507
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(c)	1,700,000	1,898,995
GO Bonds Series 2024	4.25%	02/15/54 (b)(c)	1,500,000	1,359,347
Greater Texoma Utility Authority
City of Sherman Water & Sewer System Revenue RB Series 2023A	4.38%	10/01/53 (b)	2,000,000	1,730,816
City of Sherman Water & Sewer System Revenue RB Series 2024R	5.00%	10/01/33	1,000,000	1,097,081
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	1,000,000	867,205
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,116,100
Houston Methodist Hospital Obligated Group Refunding RB Series 2020B	3.00%	12/01/59 (b)(c)(d)	2,830,000	2,830,000
Harris County Health Facilities Development Corp.
Houston Methodist Hospital Obligated Group Refunding RB Series 2008A-2	3.00%	12/01/41 (b)(c)(d)	680,000	680,000
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,589,060

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (c)	1,250,000	1,362,994
Refunding GO Bonds Series 2025	5.00%	02/15/31 (c)	2,000,000	2,205,891
Refunding GO Bonds Series 2025	4.00%	02/15/52 (b)(c)	800,000	700,375
Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures, Inc. RB Series 2010	3.00%	11/01/38 (b)(c)(d)	545,000	545,000
Exxon Mobil Corp. Refunding RB Series 2001A	3.00%	11/01/29 (b)(c)(d)	250,000	250,000
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2020A	3.75%	05/01/46 (a)(b)	2,000,000	1,999,991
Waste Management, Inc. Refunding RB Series 2020B	3.75%	07/01/40 (a)(b)	2,250,000	2,249,990
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(c)	500,000	532,851
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/42 (b)(c)	600,000	619,084
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(c)	680,000	688,912
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(c)	500,000	502,632
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(c)	1,865,000	1,915,060
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(c)	1,000,000	882,819
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(c)	2,500,000	2,499,779
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (c)	2,500,000	2,772,861
Prosper Independent School District
GO Bonds Series 2019B	4.00%	02/15/50 (b)(c)	2,500,000	2,515,051
Spring Branch Independent School District
Refunding GO Bonds Series 2015B	4.00%	02/01/33 (b)(c)	3,000,000	3,000,256
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	1,000,000	995,358
Texas City Independent School District
GO Bonds Series 2023	4.00%	08/15/53 (b)(c)	2,000,000	1,738,185
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	470,000	474,518
RB Series 2019A	4.75%	01/01/49 (b)	760,000	767,232
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,312,683
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	856,265
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	1,835,000	1,881,130
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	570,000	572,523
				73,646,556
UTAH 0.1%
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	360,496
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,565
				786,061

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
VERMONT 0.2%
Vermont Housing Finance Agency
RB Series 2017D	4.00%	05/01/48 (b)	50,000	49,986
RB Series 2018C	4.75%	11/01/48 (b)	401,000	403,921
Refunding RB Series 2018A	4.00%	11/01/48 (b)	850,000	850,538
				1,304,445
VIRGINIA 1.0%
Albemarle County Economic Development Authority
Sentara Healthcare Obligated Group Refunding RB Series 2018B	3.00%	10/01/48 (b)(c)(d)	1,370,000	1,370,000
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	2,500,000	2,132,519
Lynchburg Economic Development Authority
Centra Health Obligated Group Refunding RB Series 2021	4.00%	01/01/40 (b)	580,000	542,946
Virginia Small Business Financing Authority
Carilion Clinic Obligated Group RB Series 2008B	3.00%	07/01/42 (b)(c)(d)	1,025,000	1,025,000
				5,070,465
WASHINGTON 2.6%
Central Puget Sound Regional Transit Authority
Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,365,388
Grant County School District No. 161 Moses Lake
GO Bonds Series 2018	5.00%	12/01/34 (b)(c)	1,000,000	1,034,043
GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	1,250,000	1,288,367
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(c)	1,000,000	953,732
King County School District No. 406 Tukwila
GO Bonds Series 2018	5.00%	12/01/37 (b)(c)	2,830,000	2,894,971
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/38 (b)	300,000	317,456
RB Series 2024	5.50%	12/01/39 (b)	500,000	525,453
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,240
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2017B	5.00%	07/01/32 (b)	1,845,000	1,879,297
Washington State Housing Finance Commission
Provident Group-SH I Properties LLC RB Series 2024	5.00%	07/01/54 (b)	1,500,000	1,435,051
				13,473,998
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Authority
United Health System Obligated Group RB Series 2023A	4.25%	06/01/47 (b)	2,000,000	1,842,256
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,071,625
				2,913,881
WISCONSIN 1.4%
Wisconsin Center District
RB Series 2020D	0.00%	12/15/34 (b)(e)	820,000	554,402
RB Series 2020D	0.00%	12/15/35 (b)(e)	2,900,000	1,861,128

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Authority
Fort Healthcare, Inc. Obligated Group RB Series 2024B	5.00%	10/01/54 (b)	2,500,000	2,704,722
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,041,898
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,067,945
				7,230,095
Total Municipal Securities (Cost $539,026,671)				530,148,700
Total Investments in Securities (Cost $539,026,671)				530,148,700

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$527,927,316	$—	$527,927,316
Total	$—	$530,148,700	$—	$530,148,700

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.1% OF NET ASSETS
CALIFORNIA 98.5%
Alameda Corridor Transportation Authority
RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,551,707
RB Series 2024A	0.00%	10/01/52 (a)(b)	1,000,000	254,762
RB Series 2024A	0.00%	10/01/53 (a)(b)	1,000,000	240,993
RB Series 2024C	0.00%	10/01/49 (a)(b)	1,000,000	295,401
RB Series 2024C	0.00%	10/01/53 (a)(b)	1,000,000	237,427
Refunding RB Series 2022A	0.00%	10/01/50 (a)(c)	3,000,000	1,662,515
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,059,036
American Canyon Financing Authority
Road East Assessment District Refunding Special Assessment Series 2015	5.00%	09/02/25	690,000	693,305
Antelope Valley Community College District
GO Bonds Series 2025D	0.00%	08/01/44 (a)(b)	850,000	347,917
GO Bonds Series 2025D	0.00%	08/01/46 (a)(b)	1,000,000	364,829
Banning Financing Authority
Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	650,704
Bay Area Toll Authority
RB Series 2024H	2.55%	04/01/59 (a)(d)(e)	1,800,000	1,800,000
Refunding RB Series 2023A	2.55%	04/01/55 (a)(d)(e)	2,970,000	2,970,000
Refunding RB Series 2024E	2.55%	04/01/59 (a)(d)(e)	6,830,000	6,830,000
Beverly Hills Unified School District
GO Bonds Series 2009	0.00%	08/01/26 (b)	555,000	536,171
GO Bonds Series 2017	0.00%	08/01/34 (a)(b)	7,705,000	5,320,591
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,360,707
RB Series 2024B	4.50%	07/01/54 (a)	1,000,000	913,447
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(f)	5,000,000	5,007,097
RB Series 2023C	5.25%	01/01/54 (a)(f)	3,750,000	3,883,950
RB Series 2023D	5.50%	05/01/54 (a)(f)	6,000,000	6,296,983
RB Series 2023F	5.50%	10/01/54 (a)(f)	4,175,000	4,439,830
RB Series 2023G	5.25%	11/01/54 (a)(f)	2,000,000	2,098,854
RB Series 2024E	5.00%	02/01/55 (a)(f)	2,000,000	2,101,070
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	340,000	321,803

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Educational Facilities Authority
RB Series 2025A	5.00%	10/01/35	3,000,000	3,499,996
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)	1,000,000	1,121,742
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)	1,250,000	1,423,713
St. Mary’s College of California Refunding RB Series 2023A	5.25%	10/01/44 (a)	665,000	675,251
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	2,000,000	1,965,756
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	596,643
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.00%	12/01/36 (a)	2,000,000	2,089,483
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	514,214
Adventist Health System/West Obligated Group Refunding RB Series 2023B	2.45%	03/01/41 (a)(d)(e)	1,730,000	1,730,000
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/39 (a)	2,000,000	2,103,623
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,394,144
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,484,383
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,302,730
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024B	5.25%	11/15/53 (a)	500,000	496,306
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	2,000,000	1,791,301
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/25 (a)(d)	200,000	200,306
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(d)	800,000	801,280
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	760,293
California Housing Finance Agency
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	548,798
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	1,957,117
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,276,931
Equitable School Revolving Fund LLC Obligated Group RB Series 2024B	5.00%	11/01/49 (a)	750,000	742,121
Equitable School Revolving Fund LLC Obligated Group RB Series 2024B	5.00%	11/01/54 (a)	1,080,000	1,053,605
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	253,095
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	333,905
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/31 (a)	350,000	353,948
California Municipal Finance Authority
Aldersly RB Series 2023A	5.00%	05/15/53 (a)(d)	2,500,000	2,565,855
BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,038,429
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	918,034
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	707,189
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	388,155
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (d)	350,000	365,396
Channing House Refunding RB Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,071,444
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	617,272
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,172,478
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	658,148
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	752,942
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	501,647
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	582,097
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,642,971
Inland Christian Home, Inc. RB Series 2020	4.00%	12/01/39 (a)(d)	500,000	492,726
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(d)	250,000	261,442
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(d)	575,000	599,775

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(d)	250,000	260,058
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(d)	250,000	259,334
Palomar Health Obligated Group Palomar Health Obligated Group Series 2022A	5.00%	11/01/27	100,000	103,515
Palomar Health Obligated Group Palomar Health Obligated Group Series 2022A	5.00%	11/01/28	115,000	120,101
Palomar Health Obligated Group Palomar Health Obligated Group Series 2022A	5.00%	11/01/29	125,000	131,720
Palomar Health Obligated Group Palomar Health Obligated Group Series 2022A	5.00%	11/01/30	100,000	106,191
Palomar Health Obligated Group Palomar Health Obligated Group Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,018,398
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	987,413
Republic Services, Inc. RB Series 2021B	4.15%	07/01/51 (a)(f)	1,000,000	1,000,257
Republic Services, Inc. Refunding RB Series 2021A	3.75%	07/01/41 (a)(f)	1,000,000	999,386
Samuel Merritt University RB Series 2022	5.25%	06/01/53 (a)	2,000,000	2,066,231
System Management Group RB Series 2019A	5.00%	04/01/26	650,000	660,766
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,144,611
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,031,177
Waste Management, Inc. RB Series 2020	3.75%	10/01/45 (a)(f)	500,000	499,998
Waste Management, Inc. RB Series 2024A	4.13%	11/01/46 (a)	2,500,000	2,499,989
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2017A-1	4.25%	11/01/42 (a)	4,000,000	4,002,105
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	430,013
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	567,048
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (a)	3,500,000	3,191,087
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,224,349
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/36 (a)	3,000,000	3,226,099
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/25	185,000	185,078
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	248,128
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	267,092
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	280,525
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	299,255
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	594,452
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,075,834
Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,105,689
Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,119,047
California State University
Refunding RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,508,070
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(f)	2,200,000	2,196,956
California Statewide Communities Development Authority
Adventist Health System/West Obligated Group Refunding RB Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,711,800
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	505,399
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,261,671
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,138,959
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,547,102
Community Facilities District No. 2021 Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,775,628
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,475,627
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	804,662
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/32 (a)	700,000	702,834
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,778,459
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,408,457
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(d)	300,000	319,530

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(d)	235,000	249,682
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(d)	900,000	950,625
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(d)	275,000	275,578
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(d)	425,000	425,193
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,034,416
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(f)	1,000,000	1,046,733
Chaffey Joint Union High School District
GO Bonds Series 2023G	0.00%	08/01/37 (a)(b)	1,000,000	603,181
GO Bonds Series 2023G	0.00%	08/01/38 (a)(b)	500,000	284,351
GO Bonds Series 2023G	0.00%	08/01/41 (a)(b)	1,500,000	722,024
GO Bonds Series 2023G	0.00%	08/01/42 (a)(b)	1,000,000	453,331
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,238,802
Chino Valley Unified School District
GO Bonds Series 2024D	0.00%	08/01/40 (a)(b)	655,000	329,054
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	1,877,264
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,063,618
City of Irvine
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	0.00%	09/01/50 (a)(b)	1,170,000	315,434
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	0.00%	09/01/51 (a)(b)	750,000	190,214
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,009,530
City of Long Beach Water Revenue
Refunding RB Series 2024	4.00%	05/01/54 (a)	1,250,000	1,139,605
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	817,270
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,260,056
RB Series 2019F	5.00%	05/15/36 (a)	850,000	871,095
RB Series 2020C	5.00%	05/15/27	1,290,000	1,326,136
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,259,263
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,031,244
Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,479,393
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,119,854
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,550,458
City of Los Angeles Wastewater System Revenue
RB Series 2015A	5.00%	06/01/44 (a)	500,000	499,974
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,113,401
City of Oakland
Refunding GO Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	621,421
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	292,369
City of Pasadena
Series 2015A	5.00%	02/01/26 (a)	600,000	600,831
City of Reedley Water System Revenue
Refunding RB Series 2017	5.00%	09/01/25	540,000	542,569

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	3.00%	06/01/25	575,000	575,000
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	632,315
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	697,021
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,019,665
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	544,873
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	938,033
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	770,471
Corona-Norco Unified School District
GO Bonds Series 2002D	0.00%	09/01/27 (b)	2,400,000	2,235,914
County of Sacramento Airport System Revenue
Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,004,258
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/25	350,000	352,766
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,007,939
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	635,000	623,717
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,251,045
Discovery Bay Public Financing Authority
Community Services District RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,034,177
East Bay Municipal Utility District Wastewater System Revenue
RB Series 2024A	5.00%	06/01/54 (a)	1,000,000	1,038,567
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,336,785
Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	475,356
El Camino Community College District Fountation
GO Bonds Series 2024E	4.00%	08/01/42 (a)	500,000	484,706
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,137,121
Fresno Joint Powers Financing Authority
Refunding RB Series 2017A	5.00%	04/01/26	850,000	865,275
Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,467,117
Fresno Unified School District
GO Bonds Series 2018A	0.00%	08/01/33 (a)(b)(g)	1,120,000	816,034
GO Bonds Series 2018A	0.00%	08/01/34 (a)(b)(g)	1,900,000	1,319,164
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	435,855
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	739,809
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,058,164
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,558,049
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(g)	1,430,000	1,510,339

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	4.25%	05/15/26	810,000	815,153
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	2,022,724
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,256,465
Inglewood Redevelopment Successor Agency
Refunding Tax Allocation Series 2017A	5.00%	05/01/26	500,000	509,167
Inglewood Unified School District
GO Bonds Series 2018B	5.00%	08/01/35 (a)	200,000	203,303
GO Bonds Series 2018B	5.00%	08/01/37 (a)	720,000	729,152
Irvine Facilities Financing Authority
RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	915,814
Irvine Ranch Water District Water Service Corp.
Refunding Special Assessment Series 2011A-2	2.35%	10/01/37 (a)(d)(f)	4,390,000	4,390,000
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,531,463
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	993,657
Lake Tahoe Unified School District
GO Bonds Series 2025A	5.00%	08/01/54 (a)	2,455,000	2,530,560
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	4.00%	08/01/26	1,360,000	1,372,221
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	838,952
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	334,878
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,352,564
Los Angeles County Development Authority
Building 402 LP RB Series 2023F	3.38%	01/01/46 (a)	3,250,000	3,240,840
Los Angeles County Public Works Financing Authority
Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,654,985
Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,001,429
Los Angeles County Sanitation Districts Financing Authority
Sanitation District No. 14 Refunding RB Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,899,918
Los Angeles Department of Water & Power
Power System Revenue RB Series 2016B	5.00%	07/01/36 (a)	1,265,000	1,268,291
Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	772,159
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,458,752
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	778,153
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	103,353
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,077,517
Los Angeles Unified School District
COP Series 2023A	5.00%	10/01/25 (g)	685,000	689,442
COP Series 2023A	5.00%	10/01/25	465,000	468,046
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	701,776
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	821,421
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,585,726
Refunding GO Bonds Series 2024A	5.00%	07/01/25	1,500,000	1,502,334
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Special Assessment Series 2019	5.00%	09/02/26	740,000	756,275

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Madera Irrigation District
Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,218,988
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,041,204
Metropolitan Water District of Southern California
RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	395,267
Refunding RB Series 2024C	5.00%	04/01/39 (a)	1,000,000	1,107,777
Midpeninsula Regional Open Space District Field Employees Corp.
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	728,558
GO Bonds Series 2024	4.00%	03/01/54 (a)	1,140,000	1,049,695
Modesto Irrigation District
Electric System Revenue RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,258,033
Electric System Revenue RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,004,842
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)(h)	1,115,000	1,188,946
GO Bonds Series 2025A	5.25%	08/01/45 (a)(h)	1,300,000	1,381,361
Moulton-Niguel Water District Public Facilities Corp.
COP Series 2021	2.25%	09/01/45 (a)	1,500,000	955,816
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,104,817
GO Bonds Series 2025C	5.00%	08/01/41 (a)	675,000	729,032
Mount San Antonio Community College District
GO Bonds Series 2021E	0.00%	08/01/46 (a)(b)	1,430,000	513,152
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	0.00%	07/01/29 (a)(b)	1,250,000	1,070,578
New Haven Unified School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)(h)	3,500,000	3,355,983
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)	3,000,000	3,135,403
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	519,934
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,251,808
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	531,247
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	698,283
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	763,703
Oceanside Unified School District
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,409,804
Ojai Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,100,000	1,153,846
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,846,036
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,098,986
Oxnard Financing Authority
Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,316,130
Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,299,844
Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	806,501
Oxnard School District
GO Bonds Series 2015D	5.00%	08/01/31 (a)(g)	1,365,000	1,369,382
GO Bonds Series 2015D	5.00%	08/01/32 (a)(g)	1,490,000	1,494,784
GO Bonds Series 2015D	5.00%	08/01/33 (a)(g)	1,685,000	1,690,410

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,047,423
Pacifica Financing Authority
Wastewater Revenue RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,074,007
Palmdale Elementary School District
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,562,847
Pasadena Public Financing Authority
Refunding RB Series 2024	0.00%	06/01/45 (a)(b)	1,000,000	375,398
Refunding RB Series 2024	0.00%	06/01/48 (a)(b)	500,000	158,576
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,515,901
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,118,887
Pico Rivera Public Financing Authority
Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	362,898
Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	823,747
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	906,349
Pittsburg Unified School District
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,052,052
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,700,000	1,817,139
Pleasanton Unified School District
GO Bonds Series 2025	5.00%	08/01/26 (h)	750,000	770,394
Port of Los Angeles
RB Series 2015A	5.00%	08/01/26 (a)(g)	850,000	852,771
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,082,031
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	1,904,754
Port of Oakland
RB Series 2021H	5.00%	05/01/26 (g)	5,000	5,093
RB Series 2021H	5.00%	05/01/28 (g)	15,000	15,900
Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,770,825
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,287,648
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,246,166
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,665,480
Redwood City Public Facilities & Infrastructure Authority
RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,247,909
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	383,774
COP Series 2024	5.00%	09/01/31	325,000	359,730
COP Series 2024	5.00%	09/01/32	450,000	501,810
Rib Floater Trust Various States
RB Series 2022-008	3.00%	05/15/42 (a)(d)(e)(i)(j)	3,100,000	3,100,000
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	689,996
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	583,073
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	784,003
GO Bonds Series 2025A	4.00%	08/01/54 (a)	1,000,000	886,282
Riverside County Infrastructure Financing Authority
RB Series 2015A	5.00%	11/01/25	1,020,000	1,028,947

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	3,743,602
Ross Valley Public Financing Authority
RB Series 2013	5.00%	10/01/27 (a)	200,000	200,309
RB Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,164
Sacramento City Unified School District
GO Bonds Series 2024B	4.00%	08/01/54 (a)	1,720,000	1,510,640
San Bernardino Community College District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	3,375,000	3,154,029
San Diego Community College District
GO Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,197,951
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,027,522
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,020,720
RB Series 2023B	5.00%	07/01/33	2,245,000	2,410,732
San Diego Public Facilities Financing Authority
Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	932,113
Sewer Utility Revenue RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,289,531
Sewer Utility Revenue RB Series 2024A	5.00%	05/15/38 (a)	1,120,000	1,247,547
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,305
San Diego Unified School District
GO Bonds Series 2010C	0.00%	07/01/33 (b)	110,000	83,273
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	550,065
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,483,402
RB Series 2019E	5.00%	05/01/40 (a)	425,000	429,096
Refunding RB Series 2018G	5.00%	05/01/27	1,200,000	1,237,380
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,594,716
Refunding RB Series 2022A	5.00%	05/01/30	800,000	847,403
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,802,865
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,364,582
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/25 (a)	150,000	150,212
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,369
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,468
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	950,399
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,079,476
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,798,848
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,506,712
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,580,886
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,276,454
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,325,463
San Jacinto Unified School District
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,197,400
San Joaquin Hills Transportation Corridor Agency
Refunding RB Series 2014A	4.00%	01/15/50 (a)(j)	2,000,000	1,751,938

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Luis Obispo County Community College District
GO Bonds Series 2024D	4.00%	08/01/40 (a)	500,000	496,259
GO Bonds Series 2024D	4.00%	08/01/41 (a)	600,000	588,646
Santa Monica Public Financing Authority
RB Series 2018	5.00%	07/01/35 (a)	575,000	594,200
Santa Monica-Malibu Unified School District
GO Bonds Series 2024C	4.00%	08/01/42 (a)	1,000,000	971,789
Sierra View Local Health Care District
RB Series 2019	4.00%	07/01/25	1,270,000	1,270,118
Refunding RB Series 2020	4.00%	07/01/26	300,000	301,188
Refunding RB Series 2020	5.00%	07/01/27	630,000	650,053
Refunding RB Series 2020	5.00%	07/01/30	645,000	686,576
South San Francisco Public Facilities Financing Authority
RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,360,910
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	938,267
Southern California Public Power Authority
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,579,576
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,045,629
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,520,000	1,432,281
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)	30,000	31,480
GO Bonds Series 2020	4.00%	03/01/36 (a)	1,365,000	1,376,270
GO Bonds Series 2022	5.00%	09/01/39 (a)	1,250,000	1,342,665
GO Bonds Series 2023	5.00%	10/01/45 (a)	1,420,000	1,485,926
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,114,270
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,955,557
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	431,247
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,640,604
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,008
Refunding GO Bonds Series 2015	5.00%	08/01/34 (a)	3,500,000	3,509,083
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,320,533
Refunding GO Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,039,705
Refunding GO Bonds Series 2019	5.00%	10/01/25	5,000,000	5,036,913
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,113,651
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	2,000,000	2,194,748
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	5,000,000	5,623,744
Refunding GO Bonds Series 2025	5.00%	03/01/38 (a)	1,000,000	1,105,073
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	527,815
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	621,231
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	539,425
Tender Option Bond Trust Receipts/Certificates
RB Series 2025XX-1369	2.45%	05/01/55 (a)(d)(e)(i)(j)	515,000	515,000
Truckee-Donner Public Utility District Water System Revenue
RB Series 2022A	5.00%	11/15/52 (a)	1,500,000	1,549,055
Refunding RB Series 2015	4.00%	11/15/25	460,000	462,264

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of California
RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,013,667
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,196,164
RB Series 2025CB	5.00%	05/15/37 (a)	1,500,000	1,664,296
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	663,675
Refunding RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,055,075
Refunding RB Series 2024BV	5.00%	05/15/40 (a)	500,000	538,234
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,076,467
University of California Hastings College of the Law
Refunding RB Series 2017	5.00%	04/01/32 (a)	1,100,000	1,138,499
Refunding RB Series 2017	5.00%	04/01/34 (a)	1,115,000	1,150,499
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	930,222
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	498,441
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	439,382
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/25	320,000	321,065
Refunding GO Bonds Series 2016B	5.00%	08/01/26	450,000	461,951
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	610,470
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	650,844
				453,051,119
GUAM 1.1%
Guam Government Waterworks Authority
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	598,585
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,167,181
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,236,232
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	431,629
Refunding RB Series 2024A	5.00%	10/01/37 (a)	425,000	454,897
				4,888,524
PUERTO RICO 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (a)	2,500,000	2,348,889
Total Municipal Securities (Cost $468,112,012)				460,288,532
Total Investments in Securities (Cost $468,112,012)				460,288,532

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,615,000 or 0.8% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$460,288,532	$—	$460,288,532
Total	$—	$460,288,532	$—	$460,288,532

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.6% OF NET ASSETS
ALABAMA 3.1%
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)	250,000	265,777
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	262,170
Refunding RB Series 2022D-1	4.00%	07/01/52 (a)	500,000	499,632
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.50%	10/01/53 (a)	585,000	599,705
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)	250,000	270,955
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	261,430
				2,159,669
ARIZONA 2.0%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	3.00%	01/01/46 (a)(c)(d)	355,000	355,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/33 (a)	400,000	427,926
Equitable School Revolving Fund LLC Obligated Group RB Series 2024A	5.00%	11/01/49 (a)	250,000	243,618
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (a)	400,000	394,088
				1,420,632
CALIFORNIA 8.1%
Antelope Valley Community College District
GO Bonds Series 2025D	0.00%	08/01/43 (a)(e)	700,000	302,277
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	5.25%	07/01/54 (a)	100,000	101,204
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	258,930
RB Series 2024A-1	5.00%	05/01/54 (a)	250,000	262,480
California Educational Facilities Authority
St. Mary’s College of California Refunding RB Series 2023A	5.00%	10/01/38 (a)	200,000	206,363
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	353,355
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (a)	250,000	235,901

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/26	230,000	233,448
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (a)	175,000	175,324
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (a)	185,000	184,537
Chaffey Joint Union High School District
GO Bonds Series 2024H	0.00%	08/01/49 (a)(e)	500,000	159,814
City of Los Angeles Department of Airports
Refunding RB Series 2019A	4.00%	05/15/44 (a)	325,000	291,740
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	250,000	182,731
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/43 (a)	250,000	239,578
Los Angeles Department of Water & Power
Power System Revenue RB Series 2022B	5.00%	07/01/43 (a)	200,000	203,407
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	155,000	161,008
Pacifica School District
GO Bonds Series 2024	4.00%	08/01/42 (a)	140,000	134,397
GO Bonds Series 2024	4.00%	08/01/43 (a)	200,000	190,452
GO Bonds Series 2024	4.00%	08/01/44 (a)	145,000	137,172
Pasadena Public Financing Authority
Refunding RB Series 2024	0.00%	06/01/42 (a)(e)	500,000	221,454
Poway Unified School District
Facilities Improvement District No. 2007-1 GO Bonds Series 2011	0.00%	08/01/51 (e)	600,000	161,199
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (a)	250,000	218,831
RB Series 2023B	5.25%	07/01/34 (a)	250,000	274,663
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/38 (a)	205,000	208,555
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (a)	250,000	259,274
State of California
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	250,000	278,727
				5,636,821
COLORADO 4.0%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (a)	500,000	427,185
Colorado Bridge & Tunnel Enterprise
RB Series 2024A	5.00%	12/01/44 (a)	125,000	128,907
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (a)(c)	375,000	351,352
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	226,145
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (a)	200,000	173,650
CommonSpirit Health Obligated Group Refunding RB Series 2024A	5.25%	12/01/54 (a)	250,000	251,911
Intermountain Healthcare Obligated Group Refunding RB Series 2019A	4.00%	01/01/35 (a)	375,000	370,025
National Jewish Health RB Series 2019	3.00%	01/01/45 (a)	300,000	223,266
Colorado Mesa University
Refunding RB Series 2025A	5.00%	05/15/36 (a)(c)	250,000	275,322

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Whispering Pines Metropolitan District No. 1
Refunding GO Bonds Series 2023	5.00%	12/01/43 (a)	325,000	330,617
				2,758,380
CONNECTICUT 0.8%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)	250,000	278,367
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	250,166
				528,533
DISTRICT OF COLUMBIA 0.7%
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (a)	250,000	250,148
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (a)	250,000	251,109
				501,257
FLORIDA 8.3%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (a)	250,000	176,665
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	215,590
City of Lakeland
Regional Health Systems Obligated Group Refunding RB Series 2024	5.00%	11/15/39 (a)	250,000	261,793
City of Tampa
RB Series 2021C	2.00%	10/01/40 (a)	250,000	168,797
H Lee Moffitt Cancer Center & Research Institute Obligated Group RB Series 2020B	5.00%	07/01/34 (a)	255,000	267,917
County of Lee Airport Revenue
RB Series 2024	5.25%	10/01/44 (a)	250,000	254,967
County of Miami-Dade Seaport Department
Refunding RB Series 2023A	5.00%	10/01/26	210,000	214,542
Florida Development Finance Corp.
Brightline Trains Florida LLC Refunding RB Series 2024	5.25%	07/01/47 (a)	500,000	459,776
Health Sciences Center, Inc. Obligated Group RB Series 2024A	4.50%	08/01/55 (a)	300,000	266,789
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	266,053
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (a)	250,000	263,319
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (a)	250,000	269,379
Refunding RB Series 2024A	5.00%	10/01/39 (a)	250,000	267,404
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (a)	275,000	278,020
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (a)	600,000	601,572
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/54 (a)	500,000	468,053
Palm Beach County Health Facilities Authority
Baptist Health South Florida Obligated Group RB Series 2019	3.00%	08/15/44 (a)	150,000	113,674
School Board of Miami-Dade County
Series 2016C	3.25%	02/01/33 (a)	265,000	256,656

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village Community Development District No. 15
Special Assessment Series 2023	5.00%	05/01/43 (a)	250,000	246,009
Special Assessment Series 2024	4.20%	05/01/39 (a)	250,000	233,866
Special Assessment Series 2024	4.80%	05/01/55 (a)	250,000	229,498
				5,780,339
GEORGIA 1.5%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (a)	300,000	225,165
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (a)	250,000	250,354
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)	250,000	259,776
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	284,580
				1,019,875
IDAHO 0.8%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (a)(c)	300,000	309,506
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (a)(c)	230,000	235,654
				545,160
ILLINOIS 6.6%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	478,005
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (a)	300,000	299,103
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (a)	200,000	209,347
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	244,967
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	503,188
GO Bonds Series 2024A	5.00%	01/01/45 (a)	440,000	417,742
City of Chicago Waterworks Revenue
Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	267,692
Illinois Finance Authority
DePaul University RB Series 2016	5.00%	10/01/32 (a)	250,000	253,754
Northwestern Memorial Healthcare Obligated Group Refunding RB Series 2021A	4.00%	07/15/35 (a)	235,000	233,038
State of Illinois Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (a)	250,000	258,502
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	0.00%	06/15/43 (e)	405,000	162,623
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	0.00%	06/15/41 (a)(e)	500,000	217,404
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	239,721
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	262,130
GO Bonds Series 2024B	5.25%	05/01/49 (a)	200,000	201,842
Refunding GO Bonds Series 2024	5.00%	02/01/31	100,000	106,983

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (a)	250,000	261,526
				4,617,567
INDIANA 0.2%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(f)	150,000	149,749
KENTUCKY 1.2%
Kenton County School District Finance Corp.
RB Series 2021	2.00%	12/01/27 (c)	330,000	314,847
Kentucky Public Energy Authority
RB Series 2019A-1	4.00%	12/01/49 (a)(b)(g)	200,000	200,000
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (a)	200,000	153,091
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (a)(c)	240,000	184,425
				852,363
LOUISIANA 1.4%
City of New Orleans Sewerage Service Revenue
RB Series 2015	5.00%	06/01/25	260,000	260,000
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (a)	205,000	219,820
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (a)	215,000	154,289
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (a)	350,000	352,921
				987,030
MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (a)	250,000	256,388
MARYLAND 1.6%
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (a)	250,000	254,625
Maryland Health & Higher Educational Facilities Authority
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (a)	350,000	358,134
University of Maryland Medical System Obligated Group RB Series 2025C-1	3.10%	07/01/55 (a)(c)(d)	500,000	500,000
				1,112,759
MASSACHUSETTS 2.6%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (a)	200,000	143,180
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (a)	500,000	488,071
Emerson College RB Series 2018	5.00%	01/01/43 (a)	500,000	496,885

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Smith College Refunding RB Series 2025	4.00%	07/01/45 (a)	500,000	457,070
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (a)	250,000	262,127
				1,847,333
MICHIGAN 0.2%
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (a)(c)	200,000	146,069
MINNESOTA 2.8%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	275,555
Eden Prairie Independent School District No. 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(c)	330,000	306,084
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(c)	285,000	264,764
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024B	5.00%	01/01/30	250,000	264,441
Southcentral Minnesota Multi County Housing & Redevelopment Authority
RB Series 1993	0.00%	02/01/00 (h)(i)	15,000	1,132
RB Series 1993	0.00%	02/01/02 (h)(i)	30,000	2,333
RB Series 1993	0.00%	02/01/05 (h)(i)	20,000	1,582
RB Series 1993	0.00%	02/01/06 (h)(i)	20,000	1,587
RB Series 1993	0.00%	02/01/07 (h)(i)	65,000	5,186
RB Series 1993	0.00%	02/01/08 (h)(i)	10,000	800
RB Series 1993	0.00%	02/01/17 (h)(i)	450,000	36,510
RB Series 1993	0.00%	02/01/25 (h)(i)	9,500,000	792,180
				1,952,154
MISSOURI 1.3%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (a)	250,000	260,148
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/54 (a)	295,000	284,471
Kansas City Industrial Development Authority
Airport Revenue RB Series 2020A	5.00%	03/01/32 (a)	345,000	360,473
				905,092
NEBRASKA 0.4%
Omaha Airport Authority
RB Series 2024	5.00%	12/15/33	250,000	268,536
NEVADA 0.3%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	242,480
NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (a)(f)	250,000	241,951

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (a)	250,000	258,921
				500,872
NEW JERSEY 3.8%
New Jersey Economic Development Authority
RB Series 2017B	5.00%	06/15/30 (a)	240,000	252,862
New Jersey Transportation Trust Fund Authority
RB Series 2020AA	4.00%	06/15/50 (a)	180,000	151,964
RB Series 2023BB	5.00%	06/15/46 (a)	250,000	252,591
RB Series 2024CC	5.25%	06/15/50 (a)	250,000	256,408
Refunding RB Series 2019A	5.00%	12/15/33 (a)	225,000	236,360
New Jersey Turnpike Authority
RB Series 2022B	4.50%	01/01/48 (a)	500,000	482,272
RB Series 2025B	5.00%	01/01/28 (f)	250,000	262,466
RB Series 2025B	5.00%	01/01/31 (f)	250,000	273,659
Tobacco Settlement Financing Corp.
Refunding RB Series 2018A	5.25%	06/01/46 (a)	500,000	502,059
				2,670,641
NEW YORK 13.1%
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (a)	250,000	260,338
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	4.00%	09/01/40 (a)	250,000	230,929
City of New York
GO Bonds Series 2017B-4	3.05%	10/01/46 (a)(c)(d)	260,000	260,000
GO Bonds Series 2019B-1	3.00%	10/01/44 (a)	265,000	194,408
GO Bonds Series 2021A-1	4.00%	08/01/38 (a)	250,000	244,486
GO Bonds Series 2021F-1	4.00%	03/01/47 (a)	295,000	258,976
GO Bonds Series 2022D-1	5.50%	05/01/46 (a)	250,000	263,337
GO Bonds Series 2025G-1	5.00%	02/01/39 (a)	250,000	268,981
Metropolitan Transportation Authority
RB Series 2020C-1	4.75%	11/15/45 (a)	500,000	490,707
Refunding RB Series 2005D-1	3.00%	11/01/35 (a)(c)(d)	740,000	740,000
Refunding RB Series 2016C-2A	3.00%	11/15/38 (a)	200,000	152,274
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2024CC-1	4.25%	06/15/54 (a)	250,000	222,645
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (a)	250,000	258,426
New York City Transitional Finance Authority
Future Tax Secured Revenue RB Series 2023B	4.38%	05/01/53 (a)	250,000	230,160
Future Tax Secured Revenue RB Series 2024G-1	5.25%	05/01/51 (a)	500,000	519,233
Future Tax Secured Revenue RB Series 2025E	5.00%	11/01/37 (a)	250,000	272,632
Future Tax Secured Revenue RB Series 2025H	5.50%	11/01/51 (a)	250,000	265,983
Future Tax Secured Revenue Refunding RB Series 2025F-1	5.00%	11/01/37 (a)	250,000	273,623
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2020S-1	4.00%	07/15/40 (a)	210,000	196,685
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2019A-2	5.00%	05/01/39 (a)	280,000	287,556
RB Series 2022A-1	4.00%	08/01/48 (a)	500,000	446,010
RB Series 2022C-1	4.00%	02/01/39 (a)	250,000	242,234

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Authority
Institute of Technology RB Series 2024	5.00%	07/01/43 (a)	500,000	508,614
Institute of Technology RB Series 2024	5.00%	07/01/44 (a)	250,000	253,631
Montefiore Obligated Group RB Series 2024	5.50%	11/01/47 (a)	50,000	51,454
Northwell Health Obligated Group Refunding RB Series 2022A	5.00%	05/01/37 (a)	180,000	190,882
Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/36 (a)	500,000	497,398
New York State Thruway Authority
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (a)	275,000	242,063
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (a)	250,000	250,501
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (a)	250,000	261,383
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (a)	250,000	247,454
Port Authority of New York & New Jersey
Refunding RB Series 2024-246	5.00%	09/01/40 (a)	100,000	102,477
				9,185,480
NORTH CAROLINA 2.5%
City of Durham Water & Sewer Utility System Revenue
RB Series 2024	4.00%	08/01/41 (a)	250,000	242,974
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (a)	250,000	219,246
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (a)	250,000	256,936
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (a)	500,000	504,180
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (a)	510,000	493,001
				1,716,337
OHIO 1.4%
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	236,121
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (a)	250,000	258,261
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (a)	250,000	250,855
University of Cincinnati
RB Series 2024A	5.25%	06/01/54 (a)	250,000	258,088
				1,003,325
OKLAHOMA 1.3%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (a)	500,000	488,640
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (a)	195,000	173,061
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (a)	250,000	225,998
				887,699

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 1.6%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/54 (a)	250,000	251,500
Lane County School District No. 40 Creswell
GO Bonds Series 2023	0.00%	06/15/43 (a)(c)(e)	900,000	360,813
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/26	250,000	254,265
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (a)	250,000	234,792
				1,101,370
PENNSYLVANIA 1.8%
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (a)	500,000	512,498
Pennsylvania Economic Development Financing Authority
Republic Services, Inc. RB Series 2021B-2	4.20%	04/01/49 (a)(b)	250,000	250,079
Pennsylvania Turnpike Commission
Refunding RB Series 2022B	5.00%	12/01/47 (a)	500,000	513,077
				1,275,654
PUERTO RICO 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.00%	07/01/58 (a)	250,000	234,889
RHODE ISLAND 1.7%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/43 (a)	460,000	466,198
Lifespan Obligated Group RB Series 2024	5.00%	05/15/40 (a)	200,000	206,164
Lifespan Obligated Group RB Series 2024	5.00%	05/15/43 (a)	500,000	507,067
				1,179,429
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority
Novant Health Obligated Group RB Series 2024A	4.50%	11/01/54 (a)	250,000	229,662
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (a)	260,000	212,006
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (a)	500,000	531,995
RB Series 2024A	5.00%	12/01/30	250,000	272,255
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	245,970
				1,491,888
TENNESSEE 1.8%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (a)	500,000	501,685
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (a)	250,000	250,132
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (a)	250,000	255,375

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (a)	240,000	258,495
				1,265,687
TEXAS 12.9%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	200,000	173,272
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (a)	500,000	457,092
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (a)	250,000	214,587
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	250,000	222,045
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (a)	400,000	354,664
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)	250,000	250,077
City of Galveston Wharves & Terminal Revenue
RB Series 2023	5.25%	08/01/25	250,000	250,434
City of Garland Electric Utility System Revenue
RB Series 2023	4.25%	03/01/48 (a)	250,000	229,859
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (a)	250,000	218,408
City of Houston Airport System Revenue
RB Series 2021A	4.00%	07/01/46 (a)	250,000	217,351
Refunding RB Series 2023A	5.00%	07/01/31	275,000	294,126
City of Houston Combined Utility System Revenue
Refunding RB Series 2024A	5.00%	11/15/41 (a)	250,000	263,805
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	233,033
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (a)	250,000	229,236
RB Series 2024C	5.00%	02/01/54 (a)	250,000	251,589
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (a)	500,000	468,068
Community Independent School District
Refunding GO Bonds Series 2024	5.00%	02/15/40 (a)(c)	170,000	180,666
County of Harris Toll Road Revenue
RB Series 2024A	4.00%	08/15/49 (a)	400,000	349,267
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (a)	150,000	104,652
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/33 (a)	165,000	167,502
Refunding GO Bonds Series 2017	5.00%	08/15/35 (a)	200,000	202,230
Garland Independent School District
GO Bonds Series 2023A	5.00%	02/15/48 (a)(c)	250,000	255,529
Gonzales Independent School District
GO Bonds Series 2024	5.00%	08/01/44 (a)(c)	250,000	260,427
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (a)	250,000	257,455
Refunding RB Series 2016	3.25%	02/15/42 (a)	195,000	151,247

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (a)	280,000	276,802
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (a)	250,000	225,104
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (a)	500,000	446,465
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	5.25%	08/15/44 (a)(c)	250,000	261,295
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (a)(c)	250,000	223,990
Orenda Education RB Series 2023A	4.25%	08/15/58 (a)(c)	200,000	177,613
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (a)(c)	250,000	256,996
Prosper Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	217,546
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28 (c)	275,000	285,137
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (a)	165,000	169,148
University of Houston
RB Series 2024A	4.00%	02/15/49 (a)	250,000	213,157
				9,009,874
UTAH 1.4%
City of Salt Lake City Airport Revenue
RB Series 2021A	5.00%	07/01/46 (a)	265,000	261,254
RB Series 2023A	5.00%	07/01/28	425,000	443,633
RB Series 2023A	5.25%	07/01/40 (a)	250,000	260,919
				965,806
VIRGINIA 0.6%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (a)	500,000	426,504
WASHINGTON 2.5%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	256,761
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (a)	165,000	169,434
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	529,046
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (a)	300,000	309,182
Three Rivers Regional Wastewater Authority
RB Series 2024	4.00%	09/01/42 (a)	500,000	471,956
				1,736,379
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (a)	250,000	266,003

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 2.4%
Public Finance Authority
Waste Management, Inc. Refunding RB Series 2017A-2	4.10%	10/01/25 (a)(b)	500,000	500,239
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (a)	125,000	105,997
Fort Healthcare, Inc. Obligated Group RB Series 2024A	5.00%	10/01/40 (a)	300,000	303,513
Fort Healthcare, Inc. Obligated Group RB Series 2024A	5.00%	10/01/41 (a)	350,000	351,648
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (a)	500,000	420,819
				1,682,216
Total Municipal Securities (Cost $72,653,352)				70,288,239
Total Investments in Securities (Cost $72,653,352)				70,288,239

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Refunded bond.
(h)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(i)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$68,336,085	$—	$68,336,085
Minnesota	—	1,110,844	841,310	1,952,154
Total	$—	$69,446,929	$841,310	$70,288,239

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2024	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT May 31, 2025
Municipal Securities
Minnesota	$806,778	$0	$0	$0	$0	$0	$34,532	$841,310
Total	$806,778	$0	$0	$0	$0	$0	$34,532	$841,310
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see notes to portfolio holdings for additional information).

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89446MAY25